Oppenheimer Small Cap Value Fund

REPORT HIGHLIGHTS
Fund Objective Oppenheimer Small Cap Value Fund’s objective is to seek capital appreciation.
CONTENTS
1	President’s Letter
3	An Interview with Your Fund’s Manager
9	Financial Statements
43	Officers and Trustees

Cumulative Total Returns*
	For the Six-Month Period Ended 4/30/01
	Without	With
	Sales Chg.	Sales Chg.

Class A	1.00%	–4.81%

Class B	0.69	–4.07

Class C	0.69	–0.26

Average Annual Total Returns*
	For the 1-Year Period Ended 4/30/01
	Without	With
	Sales Chg.	Sales Chg.

Class A	17.34%	10.59%

Class B	16.71	11.71

Class C	16.67	15.67

Shares of Oppenheimer funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including the possible loss of the principal amount invested.

*See Notes on page 7 for further details.

PRESIDENT’S LETTER
Dear Shareholder,
As we approach the midpoint of 2001, the best policy in this investment landscape appears to be “proceed with care, but remain open to opportunity.” The U.S. economy has experienced a slowdown, which has provided a healthy restraint on inflation and helped relax a tightening job market. It has created a challenging climate for American workers, businesses and investors, but it has also sown the seeds of opportunity for the period ahead.
     Although the stock market has experienced considerable volatility, major market indices have recovered a significant percentage of their losses from 2000. The focus appears to have shifted from untested companies that drew high investor expectations but had zero or negative earnings toward good, solid companies that are worth owning for the long term. Overall market valuations are far more realistic than they were one year ago.
     The U.S. bond market has been helped by declining interest rates and a rotation of investor interest from stocks to bonds. An increase in bank credit has also helped eliminate some of the risk in the high yield and investment-grade corporate bond market. As a result, both high yield and corporate bonds have performed well in 2001. After a strong showing in 2000, U.S. Treasury bonds have also delivered positive returns this year.
     If you have been unsettled by the market’s recent volatility, it may help to think about the events of the past six months in a broader context: Consider, for example, that the average U.S. diversified actively managed equity fund performed better than the S&P 500 Index.[1] The stock market segments hardest hit over the past year are the same ones that enjoyed the strongest gains over the previous four years. And during the past year, value stocks have outperformed growth stocks by a wide margin.[2]
In fact, the lessons provided by a volatile and difficult market reinforce many of the basic investment principles that we have discussed in this letter from time to time: the importance of continuing to add to your investments regardless of the market[3]; the danger of pulling out of your investments and locking in losses

1 | OPPENHEIMER SMALL CAP VALUE FUND

PRESIDENT’S LETTER
rather than assessing each investment from the perspective of your overall goals; the wisdom of diversification, the time-honored strategy of spreading risk among various asset classes, industry groups and investment styles; the value of adding an investment in an asset class you don’t own, especially if valuations are attractive.
     Although it is likely that the financial markets will experience many changes before this cycle of volatility runs its course, we believe that the worst may be behind us. Your financial advisor can answer your questions about the markets and about diversification, and we can help by providing a broad menu of investment choices from OppenheimerFunds. While news from many industries and companies has been of layoffs and cutbacks, we think it is important for you to know that we continue to add to our resources, to develop our technological capabilities and to support our staff of award-winning investment managers. It is difficult to know where the markets are headed next, but we can assure you that our commitment to investment excellence has never been stronger.

Sincerely,

Bridget A. Macaskill
May 21, 2001

These general market views represent opinions of OppenheimerFunds, Inc. and are not intended to predict performance of the securities markets or any particular fund. Specific information that applies to your Fund is contained in the pages that follow. Stocks and bonds have different types of investment risks; for example, stocks are subject to price changes from market volatility and other factors and bonds are subject to credit and interest rate risks. High yield bonds are subject to greater risks of default than investment grade bonds. U.S. Treasury securities, unlike corporate bonds, are backed by the full faith and credit of the U.S. Government.

1. For the six-month period ended 4/30/01, the average U.S. diversified actively managed equity fund produced a return of –9.83% while the S&P 500 Index generated a return of –12.07%. Source of data: Lipper Inc. The index comparison does not depict the performance of any Oppenheimer funds. Indices cannot be purchased directly by investors.
2. For the one-year period ended 4/30/01, the S&P BARRA Value Index produced a return of 6.35% while the S&P BARRA Growth Index generated a return of –29.16%. Source of data: Standard & Poor’s Micropal Inc.
3. Please note, however, that automatic investing does not assure a profit or protect against losses in declining markets.

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AN INTERVIEW WITH YOUR FUND’S MANAGERS

How did Oppenheimer Small Cap Value Fund perform over the six-month period that ended April 30, 2001?
A. While we are never pleased with losses, we are nonetheless gratified that the Fund outperformed its benchmark, the Russell 2000 Index.[1] In the midst of extremely difficult market conditions, our investment team’s disciplined approach to asset allocation and stock selection—using a combination of quantitative modeling and experienced professional judgment—helped the Fund participate in some of the best-performing sectors of the overall small-cap stock market. The Fund’s returns were driven primarily by its energy and healthcare holdings.

How did the small-cap stock market affect the Fund during the reporting period?
Despite their declines, small-cap stocks provided better performance during the six-month period than large-cap stocks. This is a dramatic departure from the trends that prevailed over the last several years, when large-cap stocks consistently outperformed their small-cap counterparts. As a result of this long period of relative underperformance, small-cap stocks began the reporting period attractively valued relative to many large-cap stocks.
     When the reporting period began, we found the most attractive opportunities in technology holdings, which represented a significantly greater proportion of the portfolio than the corresponding technology representation in the Russell 2000 Index.

1. Oppenheimer Small Cap Value Fund Class A shares returned a 1.00% cumulative total return (not annualized and without sales charge) during the six-month period ended April 30, 2001, while the Russell 2000 Index returned –3.51% during the same period.

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AN INTERVIEW WITH YOUR FUND’S MANAGERS

     Soon thereafter, our analyses suggested a modest reduction in the Fund’s exposure to technology stocks given weakening economic conditions. At the same time, our models continued to recommend a level of technology exposure that was greater than that of the Index. Thus, we maintained a slightly higher exposure to technology than our benchmark during the period.

What areas of the small-cap value marketplace worked best during the six-month period?
Our energy investments have done quite well. Our statistical models detected that these companies were experiencing positive changes in corporate earnings and improving business fundamentals. As a result, we emphasized energy businesses such as independent exploration and production companies, oil drillers, refiners and other small energy-services businesses. These investments performed well in the wake of higher energy prices, which enabled large integrated oil companies to channel more business to these smaller service companies.
     Our healthcare investments, which are generally considered value investments in the small-cap markets, also contributed positively to performance. The entire industry group benefited from the collapse of momentum stocks when investors sold momentum holdings and bought stocks of companies with lower—but more consistent—earnings growth records. The Fund received particularly good results from health services companies such as hospitals, HMOs, laboratories and physician management companies. On the other hand, the Fund had relatively little exposure to the highly volatile biotechnology area, primarily because most of these companies did not meet our valuation criteria.
However, while the Fund received good results from financial services stocks—including insurance companies and asset managers—this sector helped our performance little because we held a smaller percentage of these stocks than the Index.

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More specifically, the portfolio’s lack of exposure to real estate investment trusts hindered the overall performance of our financial services investments. Similarly, the Fund did not participate in strong returns produced by utilities during the period. Although utilities have historically performed well during downturns, our models suggested that there were better opportunities elsewhere.

How did the Fund’s technology stock holdings affect performance?
Technology stocks declined sharply over the period, and the Fund exposure closely mirrored the Index during the six-month period. However, our technology holdings fared better than the corresponding portion of the Index. That’s because the carefully chosen technology names in our portfolio provided better returns than the sector as a whole. In other words, because of relatively strong stock picks, our technology holdings declined less than the averages.

What is your outlook for the near future?
Despite a persistently difficult investment environment, we are optimistic about the long-term prospects for small-cap stocks in general. However, the near-term picture remains unclear, especially in the technology area. Accordingly, we have begun to reduce our exposure to technology stocks and increase our holdings of stocks in the capital goods, basic materials and financial services groups.
     Looking forward, we expect to gradually diminish the Fund’s reliance on quantitative models in favor of a more fundamentally driven approach to stock selection. While many small companies are inexpensive, only a few have the earnings-growth potential we seek. Accordingly, we intend to conduct extensive research into the future prospects of individual small-cap value stocks. Such an approach is what makes Oppenheimer Small Cap Value Fund an important part of The Right Way to Invest.

			2. See page 7 for further details.
Average Annual Total Returns with Sales Charge
For the Periods Ended 3/31/01[2]
Class A 1-Year	5-Year	10-Year

2.02%	5.85%	10.44%
Class B 1-Year	5-Year	Since Inception

2.67%	6.25%	7.14%
Class C 1-Year	5-Year	Since Inception

6.68%	6.57%	7.03%

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AN INTERVIEW WITH YOUR FUND’S MANAGERS

	Top Ten Common Stock Holdings[4]

	RenaissanceRe Holdings Ltd.	1.0%

	Western Gas Resources, Inc.	0.8

	Frontier Oil Corp.	0.6

	Flowserve Corp.	0.6

	CIRCOR International, Inc.	0.6

	Helmerich & Payne, Inc.	0.6

	CorVel Corp.	0.5

Sector Allocation[3]	Vermilion Resources Ltd.	0.5

	HS Resources, Inc.	0.5

	Actrade Financial Technologies Ltd.	0.5

	Top Five Common Stock Industries[4]

	Healthcare/Supplies & Services	8.4%

	Banks	7.0

	Manufacturing	5.9

	Retail: Specialty	4.8

	Energy Services	4.8

3. Portfolio is subject to change. Percentages are as of April 30, 2001, and are based on total market value of common stock.
	4. Portfolio is subject to change. Percentages are as of April 30, 2001, and are based on net assets.

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NOTES

In reviewing performance, please remember that past performance cannot guarantee future results. Investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Because of ongoing market fluctuations, the Fund’s performance may be subject to substantial fluctuations and current performance may be less than the results shown. For monthly updates on the Fund’s performance, visit our website at www.oppenheimerfunds.com.

Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund’s total returns shown do not show the effects of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. For more complete information about Oppenheimer Small Cap Value Fund, including charges, expenses and risks, please refer to the Prospectus. To obtain a copy, call your financial advisor, call OppenheimerFunds Distributor, Inc. at 1.800.525.7048, or visit the OppenheimerFunds Internet website at www.oppenheimerfunds.com. Read the Prospectus carefully before you invest or send money.

Class A shares were first publicly offered on 1/3/89. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 5.75%. Class A shares are subject to a maximum annual 0.25% asset-based sales charge. There is a voluntary waiver of a portion of the Class A asset-based sales charge as described in the Prospectus.

Class B shares were first publicly offered on 9/1/93. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charges of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the “life of class” return for Class B does not include any contingent deferred sales charges on redemption and uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.

Class C shares were first publicly offered on 9/1/93. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the one-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

Class N shares of the Fund were first publicly offered on 3/1/01. For that reason, no performance information on Class N shares is included in this report. Class N shares are offered only through retirement plans. Class N shares are subject to an annual 0.25% asset-based sales charge.

An explanation of the different calculations of performance is in the Fund’s Statement of Additional Information.

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Financials
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STATEMENT OF INVESTMENTS April 30, 2001 / Unaudited

	Shares	Market Value See Note 1

Common Stocks—97.3%

Basic Materials—4.5%

Chemicals—2.5% Agrium, Inc.	45,000	$ 516,600

Airgas, Inc.[1]	12,000	107,400

Albemarle Corp.	6,000	140,160

Cabot Corp.	9,000	292,590

Cabot Microelectronics Corp.[1]	10,000	640,200

Cambrex Corp.	8,000	372,160

ChemFirst, Inc.	9,000	231,300

Georgia Gulf Corp.	34,000	624,580

Lyondell Chemical Co.	46,000	722,660

Minerals Technologies, Inc.	4,500	172,575

Olin Corp.	7,000	132,650

OM Group, Inc.	17,500	957,250

Scotts Co. (The), Cl. A1	5,000	209,000

SCP Pool Corp.[1]	21,000	661,500

Solutia, Inc.	52,100	661,670

Terra Nitrogen Co. LP	30,000	255,000

Universal Corp.	8,000	309,600 7,006,895

Gold & Precious Minerals—0.2% Stillwater Mining Co.[1]	20,000	611,400

Metals—1.2% Century Aluminum Co.	15,000	333,750

Chicago Bridge & Iron Co. NV	20,000	534,20 0

CIRCOR International, Inc.	95,000	1,638,750

Freeport-McMoRan Copper & Gold, Inc., Cl. B	30,000	424,800

NS Group, Inc.[1]	19,000	310,460 3,241,960

Paper—0.6% Glatfelter (P.H.) Co.	33,600	483,840

Pactiv Corp.[1]	82,000	1,146,360 1,630,200

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STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Market Value See Note 1

Capital Goods—12.9%

Aerospace/Defense—1.3% Armor Holdings, Inc.[1]	25,000	$ 416,250

BE Aerospace, Inc.[1]	28,000	602,000

DRS Technologies, Inc.[1]	15,000	289,200

Kaydon Corp.	25,000	640,500

Moog, Inc., Cl. A1	22,500	767,250

Precision Castparts Corp.	7,000	261,520

REMEC, Inc.[1]	19,000	208,240

Triumph Group, Inc.[1]	12,000	505,200 3,690,160

Electrical Equipment—1.4% AMETEK, Inc.	5,000	138,050

Baldor Electric Co.	5,600	116,816

BEI Technologies, Inc.	42,800	1,070,000

C-Cube Microsystems, Inc.[1]	30,000	478,500

EMCOR Group, Inc.[1]	35,000	1,240,750

Interlogix, Inc.[1]	19,800	455,400

Lennox International, Inc.	29,000	309,720 3,809,236

Industrial Services—4.3% Brady Corp., Cl. A	8,500	278,800

Coinstar, Inc.[1]	40,000	736,000

Exponent, Inc.[1]	6,000	66,600

Forrester Research, Inc.[1]	11,500	265,765

Fritz Cos., Inc.[1]	29,900	337,870

Graco, Inc.	33,750	924,750

Granite Construction, Inc.	17,550	450,684

Manhattan Associates, Inc.[1]	19,000	631,750

National Data Corp.	25,000	716,250

National Processing, Inc.[1]	54,000	1,261,440

Navigant Consulting, Inc.[1]	34,000	209,100

New England Business Service, Inc.	3,000	55,50 0

Oil States International, Inc.[1]	35,200	369,600

Pason Systems, Inc.[1]	40,000	224,406

Pittston Brink’s Group	32,000	681,600

Planar Systems, Inc.[1]	54,300	1,268,448

Stericycle, Inc.[1]	19,000	796,100

Sylvan Learning Systems, Inc.[1]	40,000	808,800

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	Shares	Market Value See Note 1

Industrial Services Continued Teekay Shipping Corp.	22,000	$ 1,116,280

URS Corp.[1]	18,000	387,000

Wallace Computer Services, Inc.	7,000	125,300

Waste Connections, Inc.[1]	7,000	199,150 11,911,193

Manufacturing—5.9% AEP Industries, Inc.[1]	6,000	316,500

AptarGroup, Inc.	15,000	473,700

Ball Corp.	15,000	690,000

Coherent, Inc.[1]	9,000	355,500

Columbia Sportswear Co.[1]	14,000	952,980

Cummins Engine Co., Inc.	10,000	414,000

Donaldson Company, Inc.	13,000	359,840

Flowserve Corp.	58,600	1,658,380

Hunt (J.B.) Transport Services, Inc.[1]	25,000	450,000

Interpool, Inc.	9,000	124,650

Ivex Packaging Corp.[1]	21,000	328,650

JLG Industries, Inc.	49,200	605,160

Knight Transportation, Inc.[1]	12,000	319,200

Lindsay Manufacturing Co.	6,500	121,550

Matthews International Corp., Cl. A	8,000	269,920

Measurement Specialties, Inc.[1]	15,600	341,796

Mettler-Toledo International, Inc.[1]	25,000	1,106,250

Myers Industries, Inc.	17,000	254,150

NCH Corp.	3,500	196,035

Oakley, Inc.[1]	53,000	1,258,750

Packaging Corp. of America[1]	24,000	339,120

Penn Engineering & Manufacturing Corp.	11,000	416,680

Scott Technologies, Inc.[1]	8,500	199,750

SPS Technologies, Inc.[1]	10,000	487,000

Stewart & Stevenson Services, Inc.	44,000	983,400

Tecumseh Products Co., Cl. A	4,900	241,570

Tektronix, Inc.[1]	14,000	338,800

Tennant Co.	7,000	301,560

Titan Corp. (The)[1]	50,000	835,000

Watts Industries, Inc., Cl. A	25,500	419,475

Woodward Governor Co.	19,500	1,277,445 16,436,811

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STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Market Value See Note 1

Communication Services—1.4%

Telecommunications: Long Distance—1.4% APAC Teleservices, Inc.[1]	14,000	$ 49,000

Applied Innovation, Inc.[1]	16,000	193,600

Boston Communications Group, Inc.[1]	44,000	459,360

Datum, Inc.[1]	27,000	449,550

Davox Corp.[1]	9,000	93,330

General Cable Corp.	46,500	553,815

Illuminet Holdings, Inc.[1]	23,000	689,310

Lightbridge, Inc.[1]	44,879	600,032

Metro One Telecommunication, Inc.[1]	6000	253,980

SymmetriCom, Inc.[1]	42,000	610,260 3,952,237

Consumer Cyclicals—18.1%

Autos & Housing—4.2% Beazer Homes USA, Inc.[1]	9,500	554,800

Centex Corp.	7,500	323,625

Crossmann Communities, Inc.[1]	6,000	199,500

Dal-Tile International, Inc.[1]	48,000	715,200

Direct Focus, Inc.[1]	20,500	698,640

Ethan Allen Interiors, Inc.	28,000	994,000

Florida Rock Industries, Inc.	12,200	475,800

Kennametal, Inc.	7,000	229,390

Lancaster Colony Corp.	19,000	573,230

M.D.C. Holdings, Inc.	9,000	387,180

Nortek, Inc.[1]	5,500	154,110

Polaris Industries, Inc.	14,500	561,150

Pulte Corp.	6,000	280,680

Rollins, Inc.	10,500	195,930

Ryland Group, Inc. (The)	20,000	950,200

Security Capital Group, Inc., Cl. B1	16,000	331,200

Selective Insurance Group, Inc.	5,000	123,250

Sonic Automotive, Inc.[1]	10,000	105,200

St. Joe Co. (The)	25,000	614,750

Stanley Furniture Co., Inc.[1]	5,300	153,700

Stratus Properties, Inc.[1]	21,667	123,069

Superior Industries International, Inc.	18,000	724,500

Toro Co. (The)	24,500	1,130,675

Universal Forest Products, Inc.	3,000	49,200

York International Corp.	36,000	1,087,560 11,736,539

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	Shares	Market Value See Note 1

Consumer Services—1.2% AmeriPath, Inc.[1]	48,400	$ 1,208,064

ASI Solutions, Inc.[1]	45,600	647,976

Dun & Bradstreet Corp.[1]	10,000	277,700

Edison Schools, Inc.[1]	5,000	96,400

Expedia, Inc., Cl. A1	9,000	234,090

Sharper Image Corp.[1]	10,000	91,000

Steiner Leisure Ltd.[1]	21,000	292,320

Watson Wyatt & Co. Holdings[1]	30,100	564,375 3,411,925

Leisure & Entertainment—3.4% ABM Industries, Inc.	14,500	448,340

Action Performance Cos., Inc.[1]	9,000	145,170

Activision, Inc.[1]	21,000	572,460

Anchor Gaming[1]	17,000	926,500

Argosy Gaming Co.[1]	17,000	474,300

Brunswick Corp.	10,000	200,600

Callaway Golf Co.	32,000	776,320

Choice Hotels International, Inc.[1]	36,300	526,350

Crestline Capital Corp.[1]	14,000	378,000

Extended Stay America, Inc.[1]	51,000	808,350

Galileo International, Inc.	32,000	781,440

GTech Holdings Corp.[1]	22,000	717,200

JAKKS Pacific, Inc.[1]	35,000	501,550

Penn National Gaming, Inc.[1]	16,000	260,800

Prime Hospitality Corp.[1]	62,000	637,980

Shuffle Master, Inc.[1]	17,800	528,660

WMS Industries, Inc.[1]	32,100	669,927 9,353,947

Media—1.3% Banta Corp.	31,500	822,150

Deluxe Corp.	27,000	701,730

Hollinger International, Inc.	11,000	171,380

R.H. Donnelley Corp.[1]	31,500	897,750

Scholastic Corp.[1]	25,000	1,043,500 3,636,510

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STATEMENT OF INVESTMENTS Unaudited / Continued
	Shares	Market Value See Note 1

Retail: General—0.8% Dillard’s, Inc.	7,000	$ 118,580

Dress Barn, Inc. (The)[1]	29,000	701,800

Neiman Marcus Group, Inc. (The), Cl. A1	16,000	520,000

Stein Mart, Inc.[1]	51,500	553,110

Tuesday Morning Corp.[1]	19,600	258,916 2,152,406

Retail: Specialty—4.8% 1-800 CONTACTS, Inc.[1]	5,000	106,500

American Eagle Outfitters, Inc.[1]	7,000	260,540

Buckle, Inc. (The)[1]	8,000	162,000

Cato Corp., Cl. A	40,000	705,200

Charlotte Russe Holding, Inc.[1]	12,000	412,200

Chico’s Fas, Inc.[1]	14,000	624,540

Christopher & Banks Corp.[1]	11,000	435,050

Circuit City Stores, Inc.-CarMax Group[1]	58,000	585,800

Copart, Inc.[1]	27,000	618,570

Elizabeth Arden, Inc.[1]	12,000	219,600

Fossil, Inc.[1]	24,000	450,240

Genesco, Inc.[1]	13,000	371,800

Guitar Center, Inc.[1]	31,000	570,400

Hibbett Sporting Goods, Inc.[1]	29,000	980,200

Hot Topic, Inc.[1]	20,000	668,400

J. Jill Group, Inc.[1]	18,000	344,700

McNaughton Apparel Group, Inc.[1]	22,400	475,328

Men’s Wearhouse, Inc. (The)[1]	17,500	445,375

Payless ShoeSource, Inc.[1]	8,000	510,000

Pier 1 Imports, Inc.	25,000	277,500

Reebok International Ltd.[1]	52,000	1,332,760

Regis Corp. of Minnesota	7,000	129,500

Ross Stores, Inc.	9,100	200,018

Skechers U.S.A., Inc., Cl. A1	38,000	1,369,900

Smart & Final, Inc.[1]	17,000	186,150

Timberland Co., Cl. A1	17,000	838,440

Wet Seal, Inc., Cl. A1	6,000	166,140 13,446,851

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	Shares	Market Value See Note 1

Textile/Apparel & Home Furnishings—2.4% bebe stores, inc.[1]	11,000	$ 269,500

Deb Shops, Inc.	25,000	547,500

Gildan Activewear, Inc., Cl. A1	57,000	946,200

K-Swiss, Inc., Cl. A	26,400	627,264

Kellwood Co.	35,600	760,060

Nautica Enterprises, Inc.[1]	26,000	477,620

OshKosh B’Gosh, Inc., Cl. A	13,000	351,91 0

Phillips-Van Heusen Corp.	35,000	525,000

Polo Ralph Lauren Corp.[1]	19,000	494,000

Quaker Fabric Corp.[1]	6,000	51,420

Quicksilver, Inc.[1]	19,000	516,230

Tommy Hilfiger Corp.[1]	86,700	1,045,602 6,612,306

Consumer Staples—6.5%

Beverages—0.3% Constellation Brands, Inc., Cl. A1	5,000	326,250

Cott Corp.[1]	48,000	441,120 767,370

Broadcasting—0.4% Crown Media Holdings, Inc., Cl. A1	7,000	145,600

Insight Communications Co., Inc.[1]	18,000	499,500

Salem Communications Corp., Cl. A1	28,500	461,700 1,106,800

Education—0.5% Corinthian Colleges, Inc.[1]	6,000	246,000

Education Management Corp.[1]	11,000	343,750

ITT Educational Services, Inc.[1]	10,000	356,000

New Horizons Worldwide, Inc.[1]	8,000	117,200

Strayer Education, Inc.	10,000	417,000 1,479,950

15 | OPPENHEIMER SMALL CAP VALUE FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
	Shares	Market Value See Note 1

Entertainment—3.5% Applebee’s International, Inc.	13,000	$ 544,700

Aztar Corp.[1]	9,000	116,730

Bob Evans Farms, Inc.	23,000	437,000

Brinker International, Inc.[1]	31,250	896,875

Buca, Inc.[1]	6,000	123,900

CBRL Group, Inc.	29,000	572,750

CEC Entertainment, Inc.[1]	13,500	691,875

Cheesecake Factory (The)[1]	5,500	209,330

IHOP Corp.[1]	11,500	238,050

Lone Star Steakhouse & Saloon, Inc.	68,000	819,400

P.F. Chang’s China Bistro, Inc.[1]	20,000	776,400

Rare Hospitality International, Inc.[1]	45,500	1,271,725

Ruby Tuesday, Inc.	43,000	819,150

Ryan’s Family Steak Houses, Inc.[1]	15,000	179,700

Sonic Corp.[1]	25,000	696,750

THQ, Inc.[1]	31,000	1,180,790

Topps Co., Inc. (The)[1]	26,900	264,965 9,840,090

Food—1.1% American Italian Pasta Co.[1]	16,000	569,600

Dreyer’s Grand Ice Cream, Inc.	21,900	563,487

Lance, Inc.	12,300	145,140

Nash Finch Co.	12,000	238,800

O’Charley’s, Inc.[1]	17,000	334,900

Panera Bread Co., Cl. A1	26,000	785,200

Triarc Cos.[1]	16,500	422,400 3,059,527

Food & Drug Retailers—0.2% Duane Reade, Inc.[1]	5,000	169,350

Fleming Cos., Inc.	9,000	265,050

Pathmark Stores, Inc.[1]	15,000	285,000 719,400

Household Goods—0.4% Church & Dwight Co., Inc.	25,000	599,750

Dial Corp. (The)	23,000	300,150

Nu Skin Asia Pacific, Inc., Cl. A	13,200	97,680 997,580

Tobacco—0.1% DIMON, Inc.	20,000	179,400

16 | OPPENHEIMER SMALL CAP VALUE FUND

	Shares	Market Value See Note 1

Energy—13.7%

Energy Services—4.8% Aquila, Inc.[1]	16,100	$ 487,991

Arch Coal, Inc.	21,900	677,805

Cal Dive International, Inc.[1]	30,000	840,300

Coflexip SA, Sponsored ADR	7,000	509,250

Covanta Energy Corp.[1]	58,000	1,073,000

Dril-Quip, Inc.[1]	7,000	228,200

Ensign Resource Service Group, Inc.	40,000	1,369,346

Global Industries Ltd.[1]	37,000	591,260

Grey Wolf, Inc.[1]	190,000	1,216,000

Helmerich & Payne, Inc.	30,000	1,536,900

National-Oilwell, Inc.[1]	12,000	474,600

Oceaneering International, Inc.[1]	16,000	380,800

Patterson Energy, Inc.[1]	22,000	758,340

Piedmont Natural Gas Co., Inc.	7,000	248,850

Precision Drilling Corp.[1]	12,000	507,480

Pride International, Inc.[1]	11,500	306,245

Superior Energy Services, Inc.[1]	37,000	440,300

Tesco Corp.[1]	104,200	1,220,696

UTI Energy Corp.[1]	15,000	516,000 13,383,363

Oil: Domestic—4.5% Brown (Tom), Inc.[1]	17,000	435,200

Callon Petroleum Co.[1]	50,000	622,000

Carbo Ceramics, Inc.	10,000	439,700

Chieftain International, Inc.[1]	7,000	216,300

Cross Timbers Oil Co.	25,500	692,325

Frontier Oil Corp.[1]	145,000	1,754,500

HS Resources, Inc.[1]	29,000	1,438,980

Louis Dreyfus Natural Gas Corp.[1]	20,000	762,000

Mitchell Energy & Development Corp., Cl. A	5,500	305,250

Newfield Exploration Co.[1]	18,500	666,000

Ocean Energy, Inc.	17,000	314,670

Patina Oil & Gas Corp.	15,100	392,600

Prize Energy Corp., New[1]	32,700	683,430

Stone Energy Corp.[1]	9,000	447,300

Sunoco, Inc.	33,000	1,254,660

Ultramar Diamond Shamrock Corp.	21,000	947,310

Valero Energy Corp.	7,000	337,120

Westport Resources Corp.[1]	30,000	756,000 12,465,345

17 | OPPENHEIMER SMALL CAP VALUE FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
	Shares	Market Value See Note 1

Oil: International—4.4% Anderson Exploration Ltd.[1]	31,000	$ 706,150

Baytex Energy Ltd.[1]	25,000	211,520

Canadian 88 Energy Corp.[1]	254,700	596,759

Canadian Hunter Exploration Ltd.[1]	35,000	1,013,667

Compton Petroleum Corp.[1]	300,000	1,151,969

Genesis Exploration Ltd.[1]	73,800	874,169

Paramount Resources Ltd.[1]	75,000	829,808

Penn West Petroleum Ltd.[1]	18,000	494,956

Rio Alto Exploration Ltd.[1]	42,620	854,342

Trican Well Service Ltd.[1]	74,300	860,748

Varco International, Inc.[1]	41,500	970,270

Velvet Exploration Ltd.[1]	311,800	1,237,865

Ventus Energy Ltd.[1]	138,300	985,607

Vermilion Resources Ltd.[1]	200,000	1,496,909 12,284,739

Financial—14.8%

Banks—7.0% 1st Source Corp.	12,000	232,800

American Financial Holdings, Inc.	52,600	1,083,244

Andover Bancorp, Inc.	3,000	106,500

Area Bancshares Corp.	8,000	119,920

BancFirst Corp.	3,000	118,500

BOK Financial Corp.	9,500	227,525

Brookline Bancorp, Inc.	23,000	297,850

Capitol Federal Financial	23,500	371,300

City National Corp.	2,000	77,300

Coastal Bancorp, Inc.	14,000	410,900

Commerce Bancorp, Inc.	4,000	276,000

Commerce Bancshares, Inc.	21,800	739,020

Commercial Federal Corp.	8,000	175,200

Corus Bankshares, Inc.	3,000	153,750

Cullen/Frost Bankers, Inc.	24,000	768,000

Dime Community Bancshares	16,000	470,400

East West Bancorp, Inc.	5,000	103,800

F.N.B. Corp.	23,000	595,700

First BanCorp	23,000	591,100

First Citizens BancShares, Inc., Cl. A	7,000	660,100

18 | OPPENHEIMER SMALL CAP VALUE FUND

	Shares	Market Value See Note 1

Banks Continued First Commonwealth Financial Corp.	12,000	$ 143,760

First Financial Bankshares, Inc.	2,600	99,138

First Indiana Corp.	11,000	271,700

First Midwest Bancorp, Inc.	3,000	84,870

First Republic Bank[1]	24,000	528,000

First Sentinel Bancorp, Inc.	39,000	428,610

First Virginia Banks, Inc.	3,500	153,510

Glacier Bancorp, Inc.	6,000	94,380

Hancock Holding Co.	3,000	115,500

Harbor Florida Bancshares, Inc.	29,900	476,905

Hibernia Corp., Cl. A	36,800	600,576

Independence Community Bank Corp.	29,000	536,500

Independent Bank Corp.	13,300	210,140

Independent Bank Corp.	11,000	231,000

Integra Bank Corp.	6,000	140,178

International Bancshares Corp.	3,000	114,600

Irwin Financial Corp.	23,500	470,000

MAF Bancorp, Inc.	33,400	900,130

Mississippi Valley Bancshares, Inc.	3,000	105,300

NBT Bancorp, Inc.	32,300	496,128

Pacific Northwest Bancorp	16,000	285,760

Prosperity Bancshares, Inc.	13,000	276,770

Provident Bankshares Corp.	33,600	751,968

R&G Financial Corp., Cl. B	7,700	149,996

Republic Bancorp, Inc.	12,000	159,000

Riggs National Corp.	9,000	142,650

Roslyn Bancorp, Inc.	13,000	331,630

S&T Bancorp, Inc.	28,000	630,000

Sandy Spring Bancorp, Inc.	5,000	153,650

Seacoast Financial Services Corp.	39,400	524,020

Sky Financial Group, Inc.	7,000	131,250

Staten Island Bancorp, Inc.	16,000	439,840

Sterling Bancshares, Inc.	41,400	746,442

UCBH Holdings, Inc.	12,000	331,440

United Bankshares, Inc.	20,000	460,000

United National Bancorp	3,000	59,310 19,353,560

19 | OPPENHEIMER SMALL CAP VALUE FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
	Shares	Market Value See Note 1

Diversified Financial—3.0% Actrade Financial Technologies Ltd.[1]	43,000	$ 1,379,010

Allied Capital Corp.	15,000	349,050

American Capital Strategies Ltd.	18,000	477,00 0

AmeriCredit Corp.[1]	18,000	834,480

Doral Financial Corp.	28,000	907,200

eFunds Corp.[1]	42,514	829,023

eSPEED, Inc., Cl. A1	17,700	474,360

Financial Federal Corp.[1]	31,500	778,050

First American Corp. (The)	9,000	179,550

IBERIABANK Corp.	16,000	395,200

Jefferies Group, Inc.	11,000	353,650

Jones Lang LaSalle, Inc.[1]	18,000	230,400

PMI Group, Inc. (The)	5,500	353,650

Raymond James Financial, Inc.	9,000	273,150

Resource Bancshares Mortgage Group, Inc.	9,000	68,490

Student Loan Corp.	2,800	204,400

WFS Financial, Inc.[1]	17,000	348,500 8,435,163

Insurance—3.4% Alfa Corp.	4,000	79,000

AmerUs Group Co.	28,000	894,040

Annuity & Life RE Holdings Ltd.	13,000	388,050

Commerce Group, Inc. (The)	23,000	792,120

Gallagher (Arthur J.) & Co.	40,000	1,008,800

Harleysville Group, Inc.	14,000	377,580

HCC Insurance Holdings, Inc.	14,400	406,080

Kansas City Life Insurance Co.	4,000	151,200

LandAmerica Financial Group, Inc.	10,300	309,000

Medical Assurance, Inc.[1]	11,000	169,730

Old Republic International Corp.	20,000	577,80 0

RenaissanceRe Holdings Ltd.	43,300	2,766,870

StanCorp Financial Group, Inc.	7,000	320,110

Trenwick Group Ltd.	35,000	700,000

Triad Guaranty, Inc.[1]	11,000	389,510 9,329,890

20 | OPPENHEIMER SMALL CAP VALUE FUND

	Shares	Market Value See Note 1

Real Estate Investment Trusts—0.2% Indymac Mortgage Holdings, Inc.[1]	20,000	$ 458,000

Savings & Loans—1.2% BankAtlantic Bancorp, Inc.	35,000	238,350

First Essex Bancorp, Inc.	4,000	84,040

First Financial Holdings, Inc.	17,200	346,580

First Niagara Financial Group, Inc.	6,000	73,200

FirstFed Financial Corp.[1]	24,000	720,000

Flagstar Bancorp, Inc.	17,000	383,860

OceanFirst Financial Corp.	3,000	67,200

Sovereign Bancorp, Inc.	89,000	944,290

Washington Federal, Inc.	14,000	357,140

Webster Financial Corp.	5,000	159,300 3,373,960

Healthcare—12.7%

Healthcare/Drugs—4.3% Adolor Corp.[1]	28,500	457,425

Advanced Neuromodulation Systems, Inc.[1]	3,800	59,090

American Medical Systems Holdings, Inc.[1]	7,700	99,792

AmSurg Corp., Cl. A1	23,500	442,975

Chronimed, Inc.[1]	11,000	85,910

Community Health Systems[1]	35,500	1,013,170

Delta & Pine Land Co.	8,000	191,200

Diagnostic Products Corp.	6,300	414,351

Edwards Lifesciences Corp.[1]	12,000	259,800

Guilford Pharmaceuticals, Inc.[1]	21,000	420,210

Hemosol, Inc.[1]	20,700	188,370

I-STAT Corp.[1]	19,000	331,170

InterMune, Inc.[1]	10,000	308,100

K-V Pharmaceutical Co., Cl. A1	8,800	191,312

LifePoint Hospitals, Inc.[1]	13,500	468,720

Matrix Pharmaceutical, Inc.[1]	16,000	158,560

Orchid Biosciences, Inc.[1]	9,000	41,040

Perrigo Co.[1]	72,000	859,680

Pharmaceutical Resources, Inc.[1]	9,000	156,510

Pharmacopeia, Inc.[1]	16,000	312,000

PharmaNetics, Inc.[1]	16,000	151,200

Respironics, Inc.[1]	28,000	888,720

Scios-Nova, Inc.[1]	8,000	217,696

21 | OPPENHEIMER SMALL CAP VALUE FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Market Value See Note 1

Healthcare/Drugs Continued Serologicals Corp.[1]	23,000	$ 408,710

Sicor, Inc.[1]	10,000	149,100

Syncor International Corp.[1]	21,000	740,460

Taro Pharmaceutical Industries Ltd.[1]	15,000	749,400

Telik, Inc.[1]	45,900	278,154

Trimeris, Inc.[1]	4,000	140,680

U.S. Physical Therapy, Inc.[1]	24,000	438,000

Ventiv Health, Inc.[1]	32,900	440,531

ViroPharma, Inc.[1]	6,000	222,240

West Pharmaceutical Services, Inc.	21,000	578,550 11,862,826

Healthcare/Supplies & Services—8.4% Accredo Health, Inc.[1]	10,500	357,630

Advance PCS[1]	15,500	892,800

Aksys Ltd.[1]	59,000	381,140

Alberto-Culver Co., Cl. A	12,000	415,800

ATS Medical, Inc.[1]	15,000	121,200

Beckman Coulter, Inc.	7,000	248,850

Beverly Enterprises, Inc.[1]	59,000	430,700

Brown & Brown, Inc.	7,000	296,800

Caremark Rx, Inc.[1]	49,000	776,650

Cooper Companies, Inc. (The)	21,000	932,400

CorVel Corp.[1]	41,800	1,523,192

Covance, Inc.[1]	25,500	419,475

Cytyc Corp.[1]	6,000	141,300

DaVita, Inc.[1]	43,000	756,800

DVI, Inc.[1]	10,100	140,996

Dynacare, Inc.[1]	39,000	274,950

ESC Medical Systems Ltd.[1]	16,000	436,000

First Health Group Corp.[1]	4,500	234,000

Gentiva Health Services, Inc.[1]	64,000	1,193,600

Haemonetics Corp.[1]	14,500	471,250

Henry Schein, Inc.[1]	24,000	922,080

ICU Medical, Inc.[1]	14,000	538,300

Invacare Corp.	24,500	864,850

Inverness Medical Technology, Inc.[1]	18,000	630,000

Ladish Co., Inc.[1]	18,000	194,400

Longs Drug Stores, Inc.	11,000	326,150

Manor Care, Inc.[1]	29,000	672,800

MediChem Life Sciences, Inc.[1]	43,000	77,400

Mid Atlantic Medical Services, Inc.[1]	40,000	813,200

22 | OPPENHEIMER SMALL CAP VALUE FUND

	Shares	Market Value See Note 1

Healthcare/Supplies & Services Continued Ocular Sciences, Inc.[1]	11,000	$ 198,000

Option Care, Inc.[1]	45,000	571,500

Oxford Health Plans, Inc.[1]	22,000	684,200

PacifiCare Health Systems, Inc.[1]	7,000	247,730

Pediatrix Medical Group, Inc.[1]	20,000	534,800

Pharmaceutical Product Development, Inc.[1]	3,000	178,650

RehabCare Group, Inc.[1]	5,100	191,505

ResMed, Inc.[1]	23,500	1,052,800

Steris Corp.[1]	44,000	799,920

Sunrise Assisted Living, Inc.[1]	35,000	787,850

Triad Hospitals, Inc.[1]	24,000	738,000

TriPath Imaging, Inc.[1]	34,000	187,000

Universal Health Services, Inc., Cl. B1	6,500	583,440

Vital Signs, Inc.	26,000	1,035,060 23,275,168

Technology—8.1%

Computer Hardware—1.6% Advanced Digital Information Corp.[1]	15,500	305,660

Avid Technology, Inc.[1]	62,000	1,075,700

Daktronics, Inc.[1]	12,000	269,880

Iomega Corp.[1]	162,000	549,180

Mentor Graphics Corp.[1]	25,000	657,750

Mercury Computer Systems, Inc.[1]	17,900	908,962

Microsemi Corp.[1]	9,000	345,240

Read-Rite Corp.[1]	25,000	138,500

SmartDisk Corp.[1]	4,700	12,032

Standard Microsystems Corp.[1]	17,100	239,400 4,502,304

Computer Services—1.8% AremisSoft Corp.[1]	67,000	1,192,600

Bel Fuse, Inc., Cl. A1	13,000	326,300

CACI International, Inc., Cl. A1	25,000	836,500

Centillium Communications, Inc.[1]	7,000	194,600

F.Y.I., Inc.[1]	23,900	830,525

Global Payments, Inc.[1]	13,600	287,640

Ixia[1]	20,000	340,000

MedQuist, Inc.[1]	31,000	836,070

ViryaNet Ltd.[1]	65,400	68,670

Websense, Inc.[1]	5,000	62,250 4,975,155

23 | OPPENHEIMER SMALL CAP VALUE FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Market Value See Note 1

Computer Software—2.9% Ansoft Corp.[1]	41,000	$ 381,300

Avant! Corp.[1]	18,000	350,820

Axcelis Technologies, Inc.[1]	57,000	855,570

BARRA, Inc.[1]	28,000	1,289,120

BSQUARE Corp.[1]	9,000	116,100

Carreker Corp.[1]	27,000	660,420

Catapult Communications Corp.[1]	28,000	792,400

CyberOptics Corp.[1]	12,500	125,250

Deltek Systems, Inc.[1]	31,300	128,330

Documentum, Inc.[1]	18,000	269,460

EPIQ Systems, Inc.[1]	2,400	58,584

IDX Systems Corp.[1]	16,000	332,160

Innodata Corp.[1]	7,500	62,625

MapInfo Corp.[1]	19,000	598,120

MetaSolv, Inc.[1]	22,800	199,956

Open Text Corp.[1]	32,000	791,360

PLATO Learning, Inc.[1]	12,300	208,485

SeeBeyond Technology Corp.[1]	39,700	589,545

TALX Corp.	5,100	135,201 7,944,806

Communications Equipment—0.9% Anixter International, Inc.[1]	7,000	184,450

Audiocodes Ltd.[1]	10,000	84,400

AXT, Inc.[1]	19,000	597,170

BISYS Group, Inc. (The)[1]	14,000	674,800

ESCO Technologies, Inc.[1]	22,000	556,600

GenTek, Inc.	27,700	342,095

Opticnet, Inc.[1,2]	9,350	— 2,439,515

Electronics—0.9% Alpha Technologies Group, Inc.[1]	13,400	69,680

Analogic Corp.	3,000	143,970

Belden, Inc.	32,000	755,520

General Semiconductor, Inc.[1]	39,800	459,292

Integrated Circuit Systems, Inc.[1]	10,000	167,700

InterCept Group, Inc. (The)[1]	6,000	169,740

Semtech Corp.[1]	15,000	431,550

Ultratech Stepper, Inc.[1]	3,200	91,936

Varian, Inc.[1]	4,000	129,280 2,418,668

24 | OPPENHEIMER SMALL CAP VALUE FUND

	Shares	Market Value See Note 1

Transportation—2.2%

Air Transportation—0.1% Arkansas Best Corp.[1]	14,000	$ 275,100

Atlantic Coast Airlines Holdings, Inc.[1]	5,000	121,000 396,100

Railroads & Truckers—1.1% Arnold Industries, Inc.	60,000	1,070,400

GATX Corp.	4,400	175,340

Genesee & Wyoming, Inc., Cl. A1	17,800	470,810

Heartland Express, Inc.[1]	6,000	164,820

Kansas City Southern Industries, Inc.[1]	16,000	204,960

Quixote Corp.	6,000	149,820

Werner Enterprises, Inc.	11,000	218,900

XTRA Corp.[1]	3,000	152,100

Yellow Corp.[1]	30,000	546,900 3,154,050

Shipping—1.0% Expeditors International of Washington, Inc.	8,000	400,240

OMI Corp.[1]	72,000	534,240

Overseas Shipholding Group, Inc.	43,000	1,302,900

Roadway Express, Inc.	23,000	561,200 2,798,580

Utilities—2.4%

Electric Utilities—0.5% Conectiv, Inc.	19,800	441,540

Energen Corp.	10,000	371,500

NorthWestern Corp.	14,000	350,000

South Jersey Industries, Inc.	4,000	123,800 1,286,840

Gas Utilities—1.9% Cascade Natural Gas Corp.	6,000	119,700

Equitable Resources, Inc.	15,000	1,200,000

NICOR, Inc.	6,000	235,140

Questar Corp.	17,000	546,890

Southwestern Energy Co.	61,000	802,150

UGI Corp.	4,000	105,800

Western Gas Resources, Inc. Total Common Stocks (Cost $239,358,151)	58,000	2,306,080 5,315,760 270,244,485

25 | OPPENHEIMER SMALL CAP VALUE FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Units	Market Value See Note 1

Rights, Warrants and Certificates—0.0%
WFS Financial, Inc. Rts., Exp. 5/25/01 (Cost $0)	17,000	$ —
	Principal Amount

Repurchase Agreements—1.9%
Repurchase agreement with Banc One Capital Markets, Inc., 4.50%, dated 4/30/01, to be repurchased at $5,164,646 on 5/1/01, collateralized by U.S. Treasury Nts., 7.875%, 11/15/04, with a value of $1,236,950 and U.S. Treasury Bills, 7/5/01, with a value of $4,033,015 (Cost $5,164,000)	$5,164,000	5,164,000

Total Investments, at Value (Cost $244,522,151)	99.2%	275,408,485

Other Assets Net of Liabilities	0.8	2,178,300

Net Assets	100.0%	$277,586,78 5

Footnotes to Statement of Investments

1. Non-income-producing security.
2. Identifies issues considered to be illiquid or restricted—See Note 6 of Notes to Financial Statements.

See accompanying Notes to Financial Statements.

26 | OPPENHEIMER SMALL CAP VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES Unaudited

April 30, 2001

Assets
Investments, at value (cost $244,522,151)—see accompanying statement	$ 275,408,485

Cash	32,353

Receivables and other assets: Investments sold	5,554,882
Shares of beneficial interest sold	3,133,714
Interest and dividends	64,710
Other Total assets	50,387 284,244,531

Liabilities
Payables and other liabilities: Investments purchased	5,622,741
Shares of beneficial interest redeemed	838,210
Distribution and service plan fees	52,473
Trustees’ compensation	29,247
Transfer and shareholder servicing agent fees	665
Other Total liabilities	114,410 6,657,746

Net Assets	$277,586,785

Composition of Net Assets
Par value of shares of beneficial interest	$ 138,958

Additional paid-in capital	257,282,717

Accumulated net investment loss	(1,806,427)

Accumulated net realized loss on investments and foreign currency transactions	(8,914,797)

Net unrealized appreciation on investments and translation of assets and liabilities denominated in foreign currencies	30,886,334
Net Assets	$277,586,785

27 | OPPENHEIMER SMALL CAP VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES Continued

April 30, 2001 Unaudited

Net Asset Value Per Share
Class A Shares: Net asset value and redemption price per share (based on net assets of $164,751,744 and 8,101,543 shares of beneficial interest outstanding)	$20.34
Maximum offering price per share (net asset value plus sales charge of 5.75% of offering price)	$21.58

Class B Shares: Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $88,734,614 and 4,555,117 shares of beneficial interest outstanding)	$19.48

Class C Shares: Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $24,086,528 and 1,238,474 shares of beneficial interest outstanding)	$19.45

Class N Shares: Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $13,899 and 683.80 shares of beneficial interest outstanding)	$20.33
See accompanying Notes to Financial Statements.

28 | OPPENHEIMER SMALL CAP VALUE FUND

STATEMENT OF OPERATIONS Unaudited

For the Six Months Ended April 30, 2001

Investment Income
Dividends (net of foreign withholding taxes of $3,808)	$ 606,273

Interest Total income	219,553 825,826

Expenses
Management fees	1,262,423

Distribution and service plan fees: Class A	313,307
Class B	404,436
Class C	106,032
Class N	2

Transfer and shareholder servicing agent fees	300,366

Shareholder reports	88,251

Trustees’ compensation	11,573

Custodian fees and expenses	4,929

Other Total expenses Less expenses paid indirectly Net expenses	122,431 2,613,750 (3,207) 2,610,543

Net Investment Loss	(1,784,717)

Realized and Unrealized Gain (Loss)
Net realized loss on: Investments	(8,119,896)
Foreign currency transactions Net realized loss	(216,088) (8,335,984)

Net change in unrealized appreciation on: Investments	12,610,219
Translation of assets and liabilities denominated in foreign currencies Net change Net realized and unrealized gain	149,463 12,759,682 4,423,698

Net Increase in Net Assets Resulting from Operations	$2,638,981
See accompanying Notes to Financial Statements.

29 | OPPENHEIMER SMALL CAP VALUE FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2001 (Unaudited)	Year Ended October 31, 2000

Operations
Net investment loss	$ (1,784,717)	$ (2,892,727)

Net realized gain (loss)	(8,335,984)	27,159,296

Net change in unrealized appreciation (depreciation)	12,759,682	31,805,185

Net increase in net assets resulting from operations	2,638,981	56,071,754

Dividends and/or Distributions to Shareholders
Distributions from net realized gain: Class A	(7,639,509)	(5,138)
Class B	(4,249,660)	(2,912)
Class C	(1,096,856)	(1,931)
Class N	–	–

Beneficial Interest Transactions
Net increase (decrease) in net assets resulting from beneficial interest transactions: Class A	13,045,701	(27,102,389)
Class B	8,361,242	(16,832,955)
Class C	2,721,344	(3,301,267)
Class N	13,654	–

Net Assets
Total increase	13,794,897	8,825,162

Beginning of period	263,791,888	254,966,726

End of period (including overdistributed net investment income of $1,806,427 and $21,710, respectively)	$277,586,785	$263,791,888

See accompanying Notes to Financial Statements.

30 | OPPENHEIMER SMALL CAP VALUE FUND

FINANCIAL HIGHLIGHTS Continued

	Six Months Ended					Year Ended
	April 30, 2001				October 31,
Class A	(Unaudited)	2000	1999	1998	1997	1996 [1]

Per Share Operating Data
Net asset value, beginning of period	$ 21.26	$ 16.82	$ 17.29	$ 22.26	$ 19.03	$ 17.31

Income (loss) from investment operations: Net investment income (loss)	(.13)	(.16)	(.10)	(.09)	(.07)	.03
Net realized and unrealized gain (loss)	.24	4.60	.18	(3.02)	5.66	2.79

Total income (loss) from investment operations	.11	4.44	.08	(3.11)	5.59	2.82

Dividends and/or distributions to shareholders: Dividends from net investment income	—	—	—	—	—	(.11)
Distributions from net realized gain	(1.03)	—[2]	(.54)	(1.86)	(2.36)	(.99)
Distributions in excess of net realized gain	—	—	(.01)	—	—	—

Total dividends and/or distributions to shareholders	(1.03)	—	(.55)	(1.86)	(2.36)	(1.10)

Net asset value, end of period	$20.34	$21.26	$16.82	$17.29	$22.26	$19.03

Total Return, at Net Asset Value[3]	1.00%	26.40%	0.38%	(15.05)%	32.72%	17.17%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$164,752	$157,759	$151,059	$183,567	$181,973	$102,746

Average net assets (in thousands)	$151,811	$147,952	$170,205	$201,952	$131,503	$117,765

Ratios to average net assets:[4] Net investment income (loss)	(1.18)%	(0.95)%	(0.60)%	(0.42)%	(0.32)%	0.11%
Expenses	1.83%	1.90%	1.96%	1.80%[5]	1.78%[5]	1.90%[5]

Portfolio turnover rate	115%	166%	87%	65%	82%	70%

1. On November 22, 1995, OppenheimerFunds, Inc. became the investment advisor to the Fund.
2. Less than $0.005 per share.
3. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
4. Annualized for periods of less than one full year.
5. Expense ratio has not been grossed up to reflect the effect of expenses paid indirectly.

See accompanying Notes to Financial Statements.

31 | OPPENHEIMER SMALL CAP VALUE FUND

FINANCIAL HIGHLIGHTS Continued

	Six Months Ended					Year Ended
	April 30, 2001				October 31,
Class B	(Unaudited)	2000	1999	1998	1997	1996 [1]

Per Share Operating Data
Net asset value, beginning of period	$ 20.47	$ 16.28	$ 16.84	$ 21.83	$ 18.79	$ 17.11

Income (loss) from investment operations: Net investment loss	(.13)	(.33)	(.22)	(.12)	(.05)	(.06)
Net realized and unrealized gain (loss)	.17	4.52	.21	(3.01)	5.45	2.76

Total income (loss) from investment operations	.04	4.19	(.01)	(3.13)	5.40	2.70

Dividends and/or distributions to shareholders: Dividends from net investment income	—	—	—	—	—	(.03)
Distributions from net realized gain	(1.03)	—[2]	(.54)	(1.86)	(2.36)	(.99)
Distributions in excess of net realized gain	—	—	(.01)	—	—	—

Total dividends and/or distributions to shareholders	(1.03)	—	(.55)	(1.86)	(2.36)	(1.02)

Net asset value, end of period	$19.48	$20.47	$16.28	$16.84	$21.83	$18.79

Total Return, at Net Asset Value[3]	0.69%	25.74%	(0.16)%	(15.47)%	32.05%	16.57%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$88,735	$83,859	$82,949	$98,041	$79,754	$30,766

Average net assets (in thousands)	$81,658	$79,526	$94,863	$97,818	$47,462	$26,478

Ratios to average net assets:[4] Net investment (loss)	(1.76)%	(1.48)%	(1.10)%	(0.92)%	(0.80)%	(0.37)%
Expenses	2.41%	2.44%	2.45%	2.31%[5]	2.27%[5]	2.38%[5]

Portfolio turnover rate	115%	166%	87%	65%	82%	70%

1. On November 22, 1995, OppenheimerFunds, Inc. became the investment advisor to the Fund.
2. Less than $0.005 per share.
3. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
4. Annualized for periods of less than one full year.
5. Expense ratio has not been grossed up to reflect the effect of expenses paid indirectly.

See accompanying Notes to Financial Statements.

32 | OPPENHEIMER SMALL CAP VALUE FUND

	Six Months Ended					Year Ended
	April 30, 2001				October 31,
Class C	(Unaudited)	2000	1999	1998	1997	1996 [1]

Per Share Operating Data
Net asset value, beginning of period	$ 20.44	$ 16.25	$ 16.81	$ 21.79	$ 18.76	$ 17.11

Income (loss) from investment operations: Net investment loss	(.11)	(.33)	(.25)	(.13)	(.08)	(.05)
Net realized and unrealized gain (loss)	.15	4.52	.24	(2.99)	5.47	2.75

Total income (loss) from investment operations	.04	4.19	(.01)	(3.12)	5.39	2.70

Dividends and/or distributions to shareholders: Dividends from net investment income	—	—	—	—	—	(.06)
Distributions from net realized gain	(1.03)	—[2]	(.54)	(1.86)	(2.36)	(.99)
Distributions in excess of net realized gain	—	—	(.01)	—	—	—

Total dividends and/or distributions to shareholders	(1.03)	—	(.55)	(1.86)	(2.36)	(1.05)

Net asset value, end of period	$19.45	$20.44	$16.25	$16.81	$21.79	$18.76

Total Return, at Net Asset Value[3]	0.69%	25.79%	(0.16)%	(15.45)%	32.05%	16.55%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$24,087	$22,173	$20,959	$26,707	$24,512	$13,181

Average net assets (in thousands)	$21,413	$20,521	$24,964	$28,647	$17,401	$11,501

Ratios to average net assets:[4] Net investment loss	(1.76)%	(1.49)%	(1.10)%	(0.92)%	(0.81)%	(0.40)%
Expenses	2.41%	2.44%	2.45%	2.31%[5]	2.28%[5]	2.40%[5]

Portfolio turnover rate	115%	166%	87%	65%	82%	70%

1. On November 22, 1995, OppenheimerFunds, Inc. became the investment advisor to the Fund.
2. Less than $0.005 per share.
3. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
4. Annualized for periods of less than one full year.
5. Expense ratio has not been grossed up to reflect the effect of expenses paid indirectly.

See accompanying Notes to Financial Statements.

33 | OPPENHEIMER SMALL CAP VALUE FUND

FINANCIAL HIGHLIGHTS Continued

Period Ended
April 30, 2001[1]
Class N	(Unaudited)

Per Share Operating Data
Net asset value, beginning of period	$ 19.58

Income (loss) from investment operations: Net investment loss	(.01)
Net realized and unrealized gain	.76

Total income from investment operations	.75

Dividends and/or distributions to shareholders: Dividends from net investment income	—
Distributions from net realized gain	—
Distributions in excess of net realized gain	—

Total dividends and/or distributions to shareholders	—

Net asset value, end of period	$20.33

Total Return, at Net Asset Value[2]	3.83%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$ 14

Average net assets (in thousands)	$ 2

Ratios to average net assets:[3] Net investment loss	(1.20)%
Expenses	2.01%

Portfolio turnover rate	115%

1. For the period from March 1, 2001 (inception of offering) to April 30, 2001.
2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.

See accompanying Notes to Financial Statements.

34 | OPPENHEIMER SMALL CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS Unaudited

1. Significant Accounting Policies
Oppenheimer Small Cap Value Fund (the Fund), a series of Oppenheimer Quest For Value Funds, which operated under the name of Oppenheimer Quest Small Cap Fund, through February 28, 2001, is an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund’s investment objective is to seek capital appreciation. The Fund’s investment advisor is OppenheimerFunds, Inc. (the Manager).
     The Fund offers Class A, Class B, Class C and Class N shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. All classes of shares have identical rights to earnings, assets and voting privileges, except that each class has its own expenses directly attributable to that class and exclusive voting rights with respect to matters affecting that class. Classes A, B, C and N have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares six years after the date of purchase. The following is a summary of significant accounting policies consistently followed by the Fund.

Securities Valuation. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Trustees, or at their fair value. Fair value is determined in good faith under consistently applied procedures under the supervision of the Board of Trustees. Short-term “money market type” debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

Foreign Currency Translation. The accounting records of the Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.
     The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund’s Statement of Operations.

35 | OPPENHEIMER SMALL CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

1. Significant Accounting Policies Continued
Repurchase Agreements. The Fund requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian’s vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.

Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

Federal Taxes. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carry-overs, to shareholders. Therefore, no federal income or excise tax provision is required.

Trustees’ Compensation. The Fund has adopted an unfunded retirement plan for the Fund’s independent Board of Trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the six months ended April 30, 2001, a provision of $2,564 was made for the Fund’s projected benefit obligations and payments of $558 were made to retired trustees, resulting in an accumulated liability of $23,717 as of April 30, 2001.
     The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of annual compensation they are entitled to receive from the Fund. Under the plan, the compensation deferred is periodically adjusted as though an equivalent amount had been invested for the Board of Trustees in shares of one or more Oppenheimer funds selected by the trustee. The amount paid to the Board of Trustees under the plan will be determined based upon the performance of the selected funds. Deferral of trustees’ fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share.

36 | OPPENHEIMER SMALL CAP VALUE FUND

Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

Classification of Dividends and Distributions to Shareholders. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.

Expense Offset Arrangements. Expenses paid indirectly represent a reduction of custodian fees for earnings on cash balances maintained by the Fund.

Other. Investment transactions are accounted for as of trade date and dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Realized gains and losses on investments and unrealized appreciation and depreciation are determined on an identified cost basis, which is the same basis used for federal income tax purposes.
     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

37 | OPPENHEIMER SMALL CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

2. Shares of Beneficial Interest
The Fund has authorized an unlimited number of $.01 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

	Six Months Ended April 30, 2001[1]		Year Ended October 31, 2000
	Shares	Amount	Shares	Amount

Class A Sold	2,187,776	$ 42,823,249	3,669,954	$ 70,880,054
Dividends and/or distributions reinvested	396,495	7,343,006	291	4,948
Redeemed	(1,902,658)	(37,120,554)	(5,231,325)	(97,987,391)

Net increase (decrease)	681,613	$13,045,701	(1,561,080)	$(27,102,389)

Class B Sold	767,531	$ 14,349,443	1,329,640	$ 24,355,495
Dividends and/or distributions reinvested	224,179	3,985,914	170	2,801
Redeemed	(533,181)	(9,974,115)	(2,328,281)	(41,191,251)

Net increase (decrease)	458,529	$ 8,361,242	(998,471)	$(16,832,955)

Class C Sold	322,463	$ 5,998,436	487,151	$ 8,886,448
Dividends and/or distributions reinvested	56,600	1,004,651	114	1,903
Redeemed	(225,461)	(4,281,743)	(691,896)	(12,189,618)

Net increase (decrease)	153,602	$ 2,721,344	(204,631)	$ (3,301,267)

Class N Sold	683.80	$ 13,654	—	$ —
Dividends and/or distributions reinvested	—	—	—	—
Redeemed	—	—	—	—

Net increase	683.80	$ 13,654	—	$ —

1. For the six months ended April 30, 2001, for Class A, B and C shares and for the period from March 1, 2001 (inception of offering) to April 30, 2001, for Class N shares.

3. Purchases and Sales of Securities
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended April 30, 2001, were $290,724,480 and $287,176,066, respectively.

38 | OPPENHEIMER SMALL CAP VALUE FUND

4. Fees and Other Transactions with Affiliates
Management Fees. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee of 1.00% of the first $400 million of average annual net assets of the Fund, 0.90% of the next $400 million, and 0.85% of average annual net assets in excess of $800 million. The Fund’s management fee for the six months ended April 30, 2001, was an annualized rate of 1.00%, before any waiver by the Manager if applicable.

Transfer Agent Fees. OppenheimerFunds Services (OFS), a division of the Manager, is the transfer and shareholder servicing agent for the Fund and other Oppenheimer funds. The Fund pays OFS an annual maintenance fee for each Fund shareholder account and reimburses OFS for its out-of-pocket expenses.

Distribution and Service Plan Fees. Under its General Distributor’s Agreement with the Manager, the Distributor acts as the Fund’s principal underwriter in the continuous public offering of the different classes of shares of the Fund.

The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares is shown in the table below for the period indicated.
Six Months Ended	Aggregate Front-End Sales Charges on Class A Shares	Class A Front-End Sales Charges Retained by Distributor	Commissions on Class A Shares Advanced by Distributor[1]	Commissions on Class B Shares Advanced by Distributor[1]	Commissions on Class C Shares Advanced by Distributor[1]	Commissions on Class N Shares Advanced by Distributor[1]

April 30, 2001	$226,263	$62,711	$41,125	$300,646	$32,397	$—

1. The Distributor advances commission payments to dealers for certain sales of Class A shares and for sales of Class B, Class C and Class N shares from its own resources at the time of sale.
Six Months Ended	Class A Contingent Deferred Sales Charges Retained by Distributor	Class B Contingent Deferred Sales Charges Retained by Distributor	Class C Contingent Deferred Sales Charges Retained by Distributor	Class N Contingent Deferred Sales Charges Retained by Distributor

April 30, 2001	$2,979	$74,254	$1,993	$—

The Fund has adopted Distribution and Service Plans for Class A, Class B, Class C and Class N shares under Rule 12b-1 of the Investment Company Act. Under those plans the Fund pays the Distributor for all or a portion of its costs incurred in connection with the distribution and/or servicing of the shares of the particular class.

39 | OPPENHEIMER SMALL CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

4. Fees and Other Transactions with Affiliates Continued
Class A Distribution and Service Plan Fees. Under the plan the Fund pays an asset-based sales charge to the Distributor at an annual rate of 0.15% of average annual net assets of Class A shares of the Fund (the Board of Trustees can set this rate up to 0.25%). Effective January 1, 2001, the asset-based sales charge rate for Class A shares was voluntarily reduced from 0.20% to 0.15% of average annual net assets representing Class A shares. Under the Class A service plan, the Distributor currently uses the fees it receives from the Fund to pay brokers, dealers and other financial institutions. The Class A service plan permits compensation to the Distributor at a rate of up to 0.25% of average annual net assets of Class A shares purchased. The Distributor makes payments to plan recipients quarterly at an annual rate not to exceed 0.25% of the average annual net assets consisting of Class A shares of the Fund. For the six months ended April 30, 2001, payments under the Class A plan totaled $313,307 prior to Manager waiver if applicable, all of which were paid by the Distributor to recipients, and included $11,664 paid to an affiliate of the Manager. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years.

Class B, Class C and Class N Distribution and Service Plan Fees. Under each plan, service fees and distribution fees are computed on the average of the net asset value of shares in the respective class, determined as of the close of each regular business day during the period. The Class B, Class C and Class N plans provide for the Distributor to be compensated at a flat rate, whether the Distributor’s distribution expenses are more or less than the amounts paid by the Fund under the plan during the period for which the fee is paid.
     The Distributor retains the asset-based sales charge on Class B shares. The Distributor retains the asset-based sales charge on Class C shares during the first year the shares are outstanding. The Distributor retains the asset-based sales charge on Class N shares. The asset-based sales charges on Class B, Class C and Class N shares allow investors to buy shares without a front-end sales charge while allowing the Distributor to compensate dealers that sell those shares.
     The Distributor’s actual expenses in selling Class B, Class C and Class N shares may be more than the payments it receives from the contingent deferred sales charges collected on redeemed shares and asset-based sales charges from the Fund under the plans. If any plan is terminated by the Fund, the Board of Trustees may allow the Fund to continue payments of the asset-based sales charge to the Distributor for distributing shares before the plan was terminated. The plans allow for the carryforward of distribution expenses, to be recovered from asset-based sales charges in subsequent fiscal periods.

40 | OPPENHEIMER SMALL CAP VALUE FUND

Distribution fees paid to the Distributor for the six months ended April 30, 2001, were as follows:
	Total Payments Under Plan	Amount Retained by Distributor	Distributor’s Aggregate Unreimbursed Expenses Under Plan	Distributor’s Aggregate Unreimbursed Expenses as % of Net Assets of Class

Class B Plan	$404,436	$318,530	$1,897,780	2.14%
Class C Plan	106,032	18,980	410,119	1.70
Class N Plan	2	—	—	—

5. Foreign Currency Contracts
A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts for operational purposes and to seek to protect against adverse exchange rate fluctuations. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.
     The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates as provided by a reliable bank, dealer or pricing service. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities.
     The Fund may realize a gain or loss upon the closing or settlement of the foreign currency transactions. Realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.
     Securities denominated in foreign currency to cover net exposure on outstanding foreign currency contracts are noted in the Statement of Investments where applicable.

6. Illiquid or Restricted Securities
As of April 30, 2001, investments in securities included issues that are illiquid or restricted. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. Information concerning restricted security is as follows:
Security	Acquisition Date	Cost Per Unit	Valuation Per Unit as of Aprial 30, 2001	Unrealized Appreciation (Depreciation)

Stocks and Warrants Opticnet, Inc.	11/24/00	$—	$—	$—

41 | OPPENHEIMER SMALL CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

7. Bank Borrowings
The Fund may borrow from a bank for temporary or emergency purposes including, without limitation, funding of shareholder redemptions provided asset coverage for borrowings exceeds 300%. The Fund has entered into an agreement which enables it to participate with other Oppenheimer funds in an unsecured line of credit with a bank, which permits borrowings up to $400 million, collectively. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.45%. Borrowings are payable 30 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the average unutilized amount of the credit facility at a rate of 0.08% per annum.
     The Fund had no borrowings outstanding during the six months ended or at April 30, 2001.

42 | OPPENHEIMER SMALL CAP VALUE FUND

OPPENHEIMER SMALL CAP VALUE FUND

A Series of Oppenheimer Quest For Value Funds

Officers and Trustees	Bridget A. Macaskill, President and Chairman of the Board of Trustees
Paul Y. Clinton, Trustee
Thomas W. Courtney, Trustee
Robert G. Galli, Trustee
Lacy B. Herrmann, Trustee
Brian Wruble, Trustee
O. Leonard Darling, Vice President
Christopher Leavy, Vice President
Mark Zavanelli, Vice President
Andrew J. Donohue, Secretary
Brian W. Wixted, Treasurer
Robert J. Bishop, Assistant Treasurer
Scott T. Farrar, Assistant Treasurer
Robert G. Zack, Assistant Secretary

Investment Advisor	OppenheimerFunds, Inc.

Distributor	OppenheimerFunds Distributor, Inc.

Transfer and Shareholder Servicing Agent	OppenheimerFunds Services

Custodian of Portfolio Securities	Citibank, N.A

Independent Auditors	KPMG LLP

Legal Counsel	Mayer, Brown & Platt

The financial statements included herein have been taken from the records of the Fund without examination of those records by the independent auditors.

Oppenheimer funds are distributed by OppenheimerFunds Distributor, Inc., Two World Trade Center, New York, NY 10048-0203.

©Copyright 2001 OppenheimerFunds, Inc. All rights reserved.

43 | OPPENHEIMER SMALL CAP VALUE FUND

OPPENHEIMERFUNDS FAMILY
Global Equity	Developing Markets Fund International Small Company Fund Europe Fund International Growth Fund	Global Fund Quest Global Value Fund Global Growth & Income Fund

Equity	Stock
Emerging Technologies Fund
Emerging Growth Fund
Enterprise Fund
Discovery Fund
Main Street® Small Cap Fund
Small Cap Value Fund[1]
MidCap Fund
Main Street® Opportunity Fund
Growth Fund
Capital Appreciation Fund
Large Cap Growth Fund
Value Fund[2]
Quest Capital Value Fund
Quest Value Fund
Trinity Growth Fund
Trinity Core Fund
Trinity Value Fund	Stock & Bond
Main Street® Growth & Income Fund
Quest Opportunity Value Fund
Total Return Fund
Quest Balanced Value Fund
Capital Income Fund
Multiple Strategies Fund
Disciplined Allocation Fund
Convertible Securities Fund
Specialty
Real Asset Fund®
Gold & Special Minerals Fund

Income	Taxable
International Bond Fund
High Yield Fund
Champion Income Fund
Strategic Income Fund
Bond Fund
Senior Floating Rate Fund
U.S. Government Trust
Limited-Term Government Fund
Capital Preservation Fund[3]
Rochester Division
Rochester Fund Municipals
	Limited Term New York Municipal Fund	Municipal California Municipal Fund[4] Florida Municipal Fund[4] New Jersey Municipal Fund[4] New York Municipal Fund[4] Pennsylvania Municipal Fund[4] Municipal Bond Fund Intermediate Municipal Fund

Select Managers	Stock Mercury Advisors Focus Growth Fund Gartmore Millennium Growth Fund II5 Jennison Growth Fund Salomon Brothers Capital Fund Mercury Advisors S&P 500® Index Fund[3]	Stock & Bond QM Active Balanced Fund[3]

Money Market[6]	Money Market Fund	Cash Reserves

1. The Fund’s name was changed from “Oppenheimer Quest Small Cap FundSM” on 3/1/01.
2. The Fund’s name was changed from “Oppenheimer Disciplined Value Fund” on 2/28/01.
3. Available only through qualified retirement plans.
4. Available to investors only in certain states.
5. The Fund’s name was changed from “Oppenheimer Select Managers Gartmore Millennium Growth Fund” on 5/11/01.
6. An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although these funds may seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these funds.

44 | OPPENHEIMER SMALL CAP VALUE FUND

INFORMATION AND SERVICES

As an Oppenheimer fund shareholder, you can benefit from special services designed to make investing simple. Whether it’s automatic investment plans, timely market updates, or immediate account access, you can count on us whenever you need assistance[1]. So call us today, or visit our website—we’re here to help.

Internet 24-hr access to account information and transactions[2] www.oppenheimerfunds.com

General Information Mon–Fri 8am–9pm ET, Sat 10am–4pm ET 1.800.525.7048

Telephone Transactions Mon–Fri 8am–9pm ET, Sat 10am–4pm ET 1.800.852.8457

PhoneLink 24-hr automated information and automated transactions 1.800.533.3310

Telecommunications Device for the Deaf (TDD) Mon–Fri 9am–6:30pm ET 1.800.843.4461

OppenheimerFunds Market Hotline 24 hours a day, timely and insightful messages on the economy and issues that may affect your investments 1.800.835.3104

Transfer and Shareholder Servicing Agent OppenheimerFunds Services P.O. Box 5270, Denver, CO 80217–5270

eDocs Direct Receive shareholder report and prospectus notifications for your funds via email. Sign up at www.oppenheimerfunds.com

Ticker Symbols Class A: QVSCX Class B: QSCBX Class C: QSCCX

1. Automatic investment plans do not assure profit or protect against losses in declining markets. 2. At times this website may be inaccessible or its transaction feature may be unavailable.